Deferred income tax assets and liabilities (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax Assets And Liabilities
Profit before income tax from continuing operations	S/ 116,141	S/ 128,417	S/ 198,110
Loss before income tax from discontinued operations		(1,305)	(12,988)
Accounting profit before income tax	116,141	127,112	185,122
At statutory income tax rate of 29.5% (2017: 29.5%, 2016: 28%)	(34,262)	(37,498)	(51,834)
Permanent differences
Non-deductible expenses, net	(6,546)	(8,776)	(5,592)
Effect of tax-loss carry forward non-recognized	(187)	(246)	(171)
Dividends obtained from financial instruments designated at fair value through OCI		39	8
Effect of the change in income tax-rate			(14,639)
At the effective income tax rate of 35% in 2018 (2017: 37% and 2016: 39%)	(40,995)	(46,481)	(72,228)
Income tax from continuing operations	(40,995)	(47,032)	(78,627)
Income tax from discontinued operations		551	6,399
Total permanent differences	S/ (40,995)	S/ (46,481)	S/ (72,228)